Share-based payment - RSUs (Details) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥) USD ($)	Dec. 31, 2020 CNY (¥) USD ($)	Dec. 31, 2019 USD ($)	Dec. 18, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental compensation cost expensed | ¥	¥ 9,327	¥ 156
Incremental compensation cost which will be recognized over the remaining requisite service vesting period | ¥	¥ 932	¥ 321
NFH RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
At beginning of period (in shares)	148,393	148,393
Forfeited during the period (in shares)		(59,332)
At end of period (in shares)	148,393	89,061	148,393	148,393
Weighted average remaining contractual life of RSUs outstanding		8 years 3 months
Partnership RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
At beginning of period (in shares)	29,388
At end of period (in shares)				29,388
Predecessor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio				5.05
Predecessor | Partnership RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
At beginning of period (in shares)	29,388		644,060	644,060	645,020
Granted during the period (in shares)				58,776	27,000
Forfeited during the period (in shares)					(27,960)
Exercised during the period (in shares)				(400,000)
Settled during the period (in shares)				(273,448)
At end of period (in shares)				29,388	644,060
Exchange ratio				5.05
Weighted average fair value of RSUs granted				$ 39.84	$ 32.81
Weighted average remaining contractual life of RSUs outstanding			9 years 3 months